UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond Chairman and Chief Executive Officer 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Semi-Annual Report to Shareholders

30 April 2008

PowerShares Active AlphaQ Fund

PowerShares Active Alpha Multi-Cap Fund

PowerShares Active Low Duration Fund

PowerShares Active Mega-Cap Fund

Table of Contents

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	12

Fees and Expenses	14

Schedules of Investments

PowerShares Active AlphaQ Fund	16

PowerShares Active Alpha Multi-Cap Fund	17

PowerShares Active Low Duration Fund	18

PowerShares Active Mega-Cap Fund	19

Statements of Assets and Liabilities	20

Statements of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	25

Supplemental Information	31

Information about Advisory Agreement and Sub-Advisory Agreements	36

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Actively Managed Exchange-Traded Fund Trust

The Market Environment

Although the benchmark S&P 500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P 500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

Manager's Analysis

PowerShares Active AlphaQ Fund (ticker: PQY)

PowerShares Active AlphaQ Fund seeks to provide long-term capital appreciation by investing in a portfolio of approximately 50 securities listed on the Nasdaq Global Market, selected pursuant to a proprietary stock screening methodology developed by AER Advisors, Inc. ("AER"). AER's investment process seeks to achieve returns in excess of the NASDAQ 100® Index by focusing on the stocks identified through AER's proprietary stock screening methodology. The Fund's portfolio holdings will be disclosed daily on the Fund's website.

David J. O'Leary, who has more than 35 years of investment industry experience, will serve as lead Portfolio Manager to the fund. The Fund seeks to outperform traditional ETFs by using proprietary research methods, and by measuring money flows and fundamentals from current public data. The fund's unitary fee is 0.75%.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	48.8
Industrials	15.7
Financial	13.5
Consumer Discretionary	7.9
Health Care	7.6
Telecommunication Services	2.3
Energy	2.0
Materials	1.8
Other	0.4

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Growth	50.2
Large-Cap Growth	40.1
Mid-Cap Value	7.8
Large-Cap Value	1.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Google, Inc., Class A	2.3
Infosys Technologies Ltd. ADR (India)	2.3
NII Holdings, Inc.	2.3
Marvell Technology Group Ltd. (Bermuda)	2.2
Akamai Technologies, Inc.	2.2
NetEase.com, Inc. ADR (China)	2.2
Cognizant Technology Solutions Corp., Class A	2.2
Apple, Inc.	2.2
NetApp, Inc.	2.1
Linear Technology Corp.	2.1
Total	22.1

Manager's Analysis (Continued)

PowerShares Active AlphaQ Fund (ticker: PQY)

  Fund Performance History (%)  As of 30 April 2008

Fund Inception Cumulative
NASDAQ-100 Index	6.62

Index

NAV Return	6.13
Share Price Return	5.68

Fund

Fund Inception: 11 April 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the total gross annual operating expenses was indicated as 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. In the Financial Highlights section of this Shareholder Report, the Fund's NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the liming, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ-100 Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 100 common stocks.

Manager's Analysis

PowerShares Active Alpha Multi-Cap Fund (ticker: PQZ)

PowerShares Active Alpha Multi-Cap Fund seeks to provide long-term capital appreciation by investing in a portfolio of approximately 50 securities selected pursuant to a proprietary stock screening methodology developed by AER Advisors, Inc. ("AER"). The investment process seeks to achieve returns in excess of the S&P 500® Index by focusing on the stocks identified through AER's stock screening methodology. The Fund's portfolio holdings will be disclosed daily on the Fund's website.

David J. O'Leary, who has more than 35 years of investment industry experience, will serve as lead Portfolio Manager to the fund. The Fund seeks to outperform traditional ETFs by using proprietary research methods, and by measuring money flows and fundamentals from current public data. The Fund's unitary fee is 0.75%.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Energy	24.7
Information Technology	20.7
Financials	17.5
Materials	13.5
Industrials	11.6
Telecommunication Services	4.0
Consumer Discretionary	3.8
Health Care	3.7
Other	0.5

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Growth	35.1
Large-Cap Growth	26.1
Mid-Cap Value	12.4
Small-Cap Value	10.2
Large-Cap Value	10.0
Small-Cap Growth	6.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Giant Interactive Group, Inc. ADR (China)	2.6
Continental Resources, Inc.	2.6
Apple, Inc.	2.3
Petroquest Energy, Inc.	2.3
Cleveland-Cliffs, Inc.	2.2
NII Holdings, Inc.	2.2
Wabtec Corp.	2.2
Open Text Corp. (Canada)	2.2
Amphenol Corp., Class A	2.2
W&T Offshore, Inc.	2.2
Total	23.0

Manager's Analysis (Continued)

PowerShares Active Alpha Multi-Cap Fund (ticker: PQZ)

  Fund Performance History (%)  As of 30 April 2008

Fund Inception Cumulative
S&P 500 Index	3.99

Index

NAV Return	4.43
Share Price Return	4.56

Fund

Fund Inception: 11 April 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the total gross annual operating expenses was indicated as 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. In the Financial Highlights section of this Shareholder Report, the Fund's NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500 Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

Manager's Analysis

PowerShares Active Low Duration Fund (ticker: PLK)

PowerShares Active Low Duration Fund seeks to provide total return by investing in a portfolio of U.S. government, corporate and agency debt securities selected by Invesco World-Wide Fixed Income at Invesco Institutional. The Fund seeks to outperform its benchmark, Lehman Brothers 1-3 Year U.S. Treasury Index, by applying an actively managed, top-down portfolio construction and bottom-up security selection total return strategy. The Fund's effective duration is estimated to be in the range of zero to three years. The Fund's portfolio holdings will be disclosed daily on the Fund's website.

Brendan Gau and Scot Johnson, who have more than 25 years of investment experience between them, will serve as portfolio managers for the PowerShares Active Low Duration Portfolio. The fund's unitary fee is 0.29%.

Duration Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Maturing in less than 1 year	25.9
Maturing in 1 to 5 Years	68.6
Maturing in 6 to 10 Years	2.2
Other	3.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
United States Treasury Note 2.500%, 3/31/13	10.9
United States Treasury Note 1.750%, 3/31/10	7.3
United States Treasury Note 3.250%, 12/31/09	6.2
United States Treasury Note 6.500%, 2/15/10	5.8
United States Treasury Note 3.125%, 11/30/09	5.8
United States Treasury Note 4.500%, 4/30/09	5.4
United States Treasury Note 4.875%, 5/31/09	5.4
United States Treasury Note 4.625%, 7/31/09	5.2
United States Treasury Note 4.000%, 9/30/09	5.2
United States Treasury Note 4.125%, 8/15/10	3.6
Total	60.8

Manager's Analysis (Continued)

PowerShares Active Low Duration Fund (ticker: PLK)

  Fund Performance History (%)  As of 30 April 2008

Fund Inception Cumulative
Lehman US Aggregate 1-3 Year Treasury Index	-0.69

Index

NAV Return	-1.08
Share Price Return	-1.31

Fund

Fund Inception: 11 April 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the total gross annual operating expenses was indicated as 0.29% is expressed as a unitary fee to cover expenses incurred in connection with managing. In the Financial Highlights section of this Shareholder Report, the Fund's NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Lehman US Aggregate 1-3 Year Treasury Index is an unmanaged index used as a measurement of change in bonds market conditions based on the average performance of approximately 100 bonds.

Manager's Analysis

PowerShares Active Mega-Cap Fund (ticker: PMA)

PowerShares Active Mega Cap Fund seeks to provide long-term growth of capital by investing primarily in the equity securities of mega-capitalization companies according to a quantitative approach developed by Invesco Quantitative Strategies. The methodology seeks to outperform its benchmark, the Russell Top 200® Index, by employing a systematic approach to portfolio management that includes quantitative models based on fundamental and technical evaluations and an optimization process that seeks to effectively manage relative risk. The Fund's portfolio holdings will be disclosed daily on the Fund's website.

Jeremy S. Lefkowitz is the lead manager of the portfolio management team at Invesco Institutional (N.A.), Inc. ("Invesco Institutional") the sub adviser to the Fund. Mr. Lefkowitz has 40 years of investment experience. For more than 23 years, Invesco Quantitative Strategies Group of Invesco Institutional has managed equity strategies using an active research-based stock selection process with careful risk management in an attempt to provide clients with consistent returns. Central to the investment process is a proprietary Stock Selection Model designed to consistently capture alpha through the systematic application of key financial indicators and behavioral concepts. The Fund's unitary fee is 0.75%.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	35.6
Health Care	26.3
Energy	19.2
Materials	5.6
Telecommunication Services	4.6
Industrials	4.1
Consumer Staples	2.0
Consumer Discretionary	1.3
Other	1.1
Financials	0.2

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	51.7
Large-Cap Growth	48.1
Mid-Cap Value	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Exxon Mobil Corp.	10.1
Pfizer, Inc.	6.4
Medco Health Solutions, Inc.	5.9
Merck & Co., Inc.	5.4
Texas Instruments, Inc.	5.4
Microsoft Corp.	4.9
Chevron Corp.	4.8
Dow Chemical (The) Co.	4.5
Intel Corp.	4.4
Hewlett-Packard Co.	4.4
Total	56.2

Manager's Analysis (Continued)

PowerShares Active Mega-Cap Fund (ticker: PMA)

  Fund Performance History (%)  As of 30 April 2008

Fund Inception Cumulative
Russell Top 200 Index	3.80

Index

NAV Return	3.35
Share Price Return	3.27

Fund

Fund Inception: 11 April 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the total gross annual operating expenses was indicated as 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing. In the Financial Highlights section of this Shareholder Report, the Fund's NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Top 200 Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 200 common stocks.

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PQY	PowerShares Active AlphaQ Fund	4/11/08	14	11	0	0	0	0	0
PQZ	PowerShares Active Alpha Multi-Cap Fund	4/11/08	14	12	1	0	0	0	0
PLK	PowerShares Active Low Duration Fund	4/11/08	14	12	1	0	0	0	0
PMA	PowerShares Active Mega-Cap Fund	4/11/08	14	12	0	0	0	0	0

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PQY	3	0	0	0	0	0
PQZ	0	1	0	0	0	0
PLK	1	0	0	0	0	0
PMA	2	0	0	0	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 11, 2008 (Fund Inception)	Ending Account Value April 30, 2008	Annualized Expense Ratio based on number of days in the period	Expenses Paid During Period (1) April 11, 2008 (Fund Inception) to April 30, 2008
PowerShares Active AlphaQ Fund Actual	$1,000.00	$1,061.31	0.75%	$0.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Active Alpha Multi-Cap Fund Actual	$1,000.00	$1,044.33	0.75%	$0.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

Fees and Expenses (Continued)

	Beginning Account Value April 11, 2008 (Fund Inception)	Ending Account Value April 30, 2008	Annualized Expense Ratio based on number of days in the period	Expenses Paid During Period (1) April 11, 2008 (Fund Inception) to April 30, 2008
PowerShares Active Low Duration Fund Actual	$1,000.00	$989.22	0.29%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares Active Mega-Cap Fund Actual	$1,000.00	$1,033.54	0.75%	$0.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 11, 2008 (Fund Inception) to April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 20 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

Schedule of Investments

PowerShares Active AlphaQ Fund

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.6%
	Consumer Discretionary—7.9%
2,469	Comcast Corp., Class A	$50,738
2,066	Expedia, Inc.*	52,187
394	priceline.com, Inc.*	50,290
1,582	Urban Outfitters, Inc.*	54,184
		207,399
	Energy—2.0%
2,196	Acergy S.A. ADR (Luxembourg)	54,087
	Financials—13.5%
1,310	Cincinnati Financial Corp.	47,029
2,829	Hudson City Bancorp, Inc.	54,119
1,258	Nasdaq OMX Group (The)*	45,854
735	Northern Trust Corp.	54,470
2,797	People's United Financial, Inc.	47,465
928	T. Rowe Price Group, Inc.	54,344
2,888	TD Ameritrade Holding Corp.*	52,273
		355,554
	Health Care—7.6%
768	Biogen Idec, Inc.*	46,610
802	Celgene Corp.*	49,836
763	Express Scripts, Inc.*	53,425
1,102	Teva Pharmaceutical Industries Ltd. ADR (Israel)	51,552
		201,423
	Industrials—15.7%
863	C.H. Robinson Worldwide, Inc.	54,093
627	DryShips, Inc. (Greece)	51,728
1,077	Expeditors International of Washington, Inc.	50,177
1,035	Fastenal Co.	50,518
186	First Solar, Inc.*	54,310
820	Foster Wheeler Ltd.*	52,226
721	Joy Global, Inc.	53,534
563	Sunpower Corp., Class A*	49,133
		415,719
	Information Technology—48.8%
1,375	Adobe Systems, Inc.*	51,274
1,630	Akamai Technologies, Inc.*	58,305
328	Apple, Inc.*	57,056
2,564	Applied Materials, Inc.	47,844
1,495	Ciena Corp.*	50,546
2,112	Cisco Systems, Inc.*	54,152
1,776	Cognizant Technology Solutions Corp., Class A*	57,276
1,589	eBay, Inc.*	49,720
107	Google, Inc., Class A*	61,448
1,383	Infosys Technologies Ltd. ADR (India)	60,423
2,372	Intel Corp.	52,801
1,814	Intuit, Inc.*	48,924
1,596	Linear Technology Corp.	55,796
4,595	Marvell Technology Group Ltd. (Bermuda)*	59,505

Number of Shares		Value
	Common Stocks (Continued)
965	MercadoLibre, Inc. (Argentina)*	$48,810
1,498	Microchip Technology, Inc.	55,052
2,310	NetApp, Inc.*	55,902
2,577	NetEase.com, Inc. ADR (China)*	57,519
2,510	Oracle Corp.*	52,334
1,413	Paychex, Inc.	51,391
1,188	QUALCOMM, Inc.	51,310
419	Research In Motion Ltd. (Canada)*	50,963
2,888	Symantec Corp.*	49,731
2,068	Xilinx, Inc.	51,224
		1,289,306
	Materials—1.8%
1,372	Steel Dynamics, Inc.	47,814
	Telecommunication Services—2.3%
1,310	NII Holdings, Inc.*	59,919
	Total Investments (Cost $2,497,536)—99.6%	2,631,221
	Other assets less liabilities—0.4%	9,327
	Net Assets—100.0%	$2,640,548

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.5%
	Consumer Discretionary—3.8%
1,226	Guess?, Inc.	$46,931
398	priceline.com, Inc.*	50,801
		97,732
	Energy—24.7%
384	Apache Corp.	51,717
2,104	Bois d'Arc Energy, Inc.*	50,286
1,474	Continental Resources, Inc.*	63,337
452	Devon Energy Corp.	51,257
868	GulfMark Offshore, Inc.*	51,906
984	Helmerich & Payne, Inc.	52,890
576	Murphy Oil Corp.	52,036
2,688	Petroquest Energy, Inc.*	55,857
918	Pioneer Natural Resources Co.	52,996
964	Tenaris S.A. ADR (Luxembourg)	51,102
1,336	W&T Offshore, Inc.	54,642
652	Weatherford International Ltd.*	52,597
		640,623
	Financials—17.5%
930	Banco Santander Chile S.A. ADR (Chile)	48,844
2,394	Banco Santander S.A. ADR (Spain)	50,489
1,314	BanColombia S.A. ADR (Colombia)	52,455
1,230	Cash America International, Inc.	50,172
594	HSBC Holdings PLC ADR (United Kingdom)	51,553
2,794	Hudson City Bancorp, Inc.	53,450
1,624	MSCI, Inc., Class A*	50,376
2,762	People's United Financial, Inc.	46,871
504	Simon Property Group, Inc.	50,329
		454,539
	Health Care—3.7%
768	Biogen Idec, Inc.*	46,610
1,336	Community Health Systems, Inc.*	50,140
		96,750
	Industrials—11.6%
1,566	Actuant Corp., Class A	53,040
2,698	China Security & Surveillance Technology, Inc. (China)*	52,476
924	Esterline Technologies Corp.*	51,430
1,130	Manitowoc (The) Co., Inc.	42,737
856	McDermott International, Inc.*	45,864
1,282	Wabtec Corp.	54,973
		300,520
	Information Technology—20.7%
1,184	Amphenol Corp., Class A	54,677
328	Apple, Inc.*	57,056
1,914	Corning, Inc.	51,123
1,570	eBay, Inc.*	49,125
3,930	Giant Interactive Group, Inc. ADR (China)*	64,058
1,172	Global Payments, Inc.	51,873

Number of Shares		Value
	Common Stocks (Continued)
1,472	Open Text Corp. (Canada)*	$54,788
1,396	Paychex, Inc.	50,773
414	Research In Motion Ltd. (Canada)*	50,355
2,068	Xilinx, Inc.	51,224
		535,052
	Materials—13.5%
382	CF Industries Holdings, Inc.	51,073
1,346	Cia Vale do Rio Doce ADR (Brazil)	52,602
346	Cleveland-Cliffs, Inc.	55,499
1,344	Gerdau S.A. ADR (Brazil)	52,053
2,294	Olin Corp.	46,270
1,354	Steel Dynamics, Inc.	47,187
1,054	Teck Cominco Ltd., Class B (Canada)	46,028
		350,712
	Telecommunication Services—4.0%
636	Brasil Telecom Participacoes S.A. ADR (Brazil)	48,120
1,213	NII Holdings, Inc.*	55,482
		103,602
	Total Investments (Cost $2,482,648)—99.5%	2,579,530
	Other assets less liabilities—0.5%	13,054
	Net Assets—100.0%	$2,592,584

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Active Low Duration Fund

April 30, 2008 (Unaudited)

Principal Amount		Value
	Long-Term Investments(a)—70.8%
	United States Government Obligations—69.4%
	United States Treasury Notes
$133,000	4.500%, 4/30/09	$136,439
131,000	4.875%, 5/31/09	135,053
127,000	4.625%, 7/31/09	131,078
126,000	4.000%, 9/30/09	129,288
142,000	3.125%, 11/30/09	144,130
153,000	3.250%, 12/31/09	155,618
135,000	6.500%, 2/15/10	145,072
184,000	1.750%, 3/31/10	182,318
86,000	4.125%, 8/15/10	89,554
76,000	4.375%, 12/15/10	79,978
75,000	4.750%, 3/31/11	79,852
279,000	2.500%, 3/31/13	272,330
57,000	3.500%, 2/15/18	55,807
		1,736,517
	United States Government Agency Obligations—1.4%
35,000	Federal National Mortgage Association 3.250%, 4/09/13	34,475
	Total Long-Term Investments (Cost $1,784,967)	1,770,992
	Short-Term Investments—28.8%
	United States Government Agency Obligations—25.9%
650,000	Federal Home Loan Bank 1.775%, 5/01/08	649,968
Shares
	Money Market Fund—2.9%
71,841	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	71,841
	Total Short-Term Investments (Cost $721,809)	721,809
	Total Investments (Cost $2,506,776)—99.6%	2,492,801
	Other assets less liabilities—0.4%	9,943
	Net Assets—100.0%	$2,502,744

(a)  In accordance with the procedures established by the Board of Trustees, securities were fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $1,770,992, which represented 70.8% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Active Mega-Cap Fund

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—98.9%
	Consumer Discretionary—1.3%
1,383	General Motors Corp.	$32,086
	Consumer Staples—2.0%
540	Altria Group, Inc.	10,800
540	Philip Morris International, Inc.*	27,556
194	Procter & Gamble Co.	13,008
		51,364
	Energy—19.2%
1,284	Chevron Corp.	123,457
2,794	Exxon Mobil Corp.	260,037
1,358	Occidental Petroleum Corp.	112,999
		496,493
	Financials—0.2%
342	Discover Financial Services	6,228
	Health Care—26.3%
1,138	Aetna, Inc.	49,617
1,534	Biogen Idec, Inc.*	93,098
1,620	Eli Lilly & Co.	77,987
3,064	Medco Health Solutions, Inc.*	151,791
3,700	Merck & Co., Inc.	140,748
8,209	Pfizer, Inc.	165,083
		678,324
	Industrials—4.1%
1,120	Boeing Co.	95,043
138	Deere & Co.	11,602
		106,645
	Information Technology—35.6%
906	Adobe Systems, Inc.*	33,785
298	Apple, Inc.*	51,837
5,416	Applied Materials, Inc.	101,063
2,874	eBay, Inc.*	89,927
2,438	Hewlett-Packard Co.	113,001
5,117	Intel Corp.	113,904
4,466	Microsoft Corp.	127,370
2,744	Sun Microsystems, Inc.*	42,971
6,278	Symantec Corp.*	108,107
4,742	Texas Instruments, Inc.	138,277
		920,242
	Materials—5.6%
2,912	Dow Chemical (The) Co.	116,917
250	Southern Copper Corp.	28,690
		145,607

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—4.6%
3,062	Verizon Communications, Inc.	$117,826
	Total Investments (Cost $2,510,777)—98.9%	2,554,815
	Other assets less liabilities—1.1%	27,712
	Net Assets—100.0%	$2,582,527

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega-Cap Fund
ASSETS:
Investments at value	$2,631,221	$2,579,530	$2,492,801	$2,554,815
Cash	62,211	9,567	—	25,000
Receivables:
Dividends	844	4,536	—	456
Investments sold	—	—	1,064,974	160,887
Interest	—	—	17,059	—
Shares sold	—	—	—	1,278,479
Total Assets	2,694,276	2,593,633	3,574,834	4,019,637
LIABILITIES:
Due to custodian	—	—	652,996	—
Payables:
Investments purchased	52,668	—	418,696	157,580
Shares repurchased	—	—	—	1,278,479
Accrued unitary management fees	1,060	1,049	398	1,051
Total Liabilities	53,728	1,049	1,072,090	1,437,110
NET ASSETS	$2,640,548	$2,592,584	$2,502,744	$2,582,527
NET ASSETS CONSIST OF:
Shares of beneficial interest	$2,493,710	$2,500,590	$2,525,000	$2,527,668
Undistributed net investment income (loss)	(217)	3,487	2,473	(595)
Accumulated net realized gain (loss) on investments	13,370	(8,375)	(10,754)	11,416
Net unrealized appreciation/depreciation on investments	133,685	96,882	(13,975)	44,038
Net Assets	$2,640,548	$2,592,584	$2,502,744	$2,582,527
Shares outstanding (unlimited amount authorized, $0.01 par value)	101,000	101,000	101,000	101,000
Net asset value	$26.14	$25.67	$24.78	$25.57
Investments at cost	$2,497,536	$2,482,648	$2,506,776	$2,510,777

See Notes to Financial Statements.

Statements of Operations

For the Period April 8, 2008* through April 30, 2008 (Unaudited)

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega-Cap Fund
INVESTMENT INCOME:
Dividend income	$843	$4,536	$—	$456
Interest income	—	—	2,871	—
Total Income	843	4,536	2,871	456
EXPENSES:
Unitary management fees	1,060	1,049	398	1,051
Net Investment Income (Loss)	(217)	3,487	2,473	(595)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(10,814)	(8,375)	(10,754)	—
In-kind redemptions	24,184	—	—	11,416
Net realized gain (loss)	13,370	(8,375)	(10,754)	11,416
Net change in unrealized appreciation/ (depreciation) on investments	133,685	96,882	(13,975)	44,038
Net realized and unrealized gain (loss) on investments	147,055	88,507	(24,729)	55,454
Net increase (decrease) in net assets resulting from operations	$146,838	$91,994	$(22,256)	$54,859

*  Commencement of Investment Operations.

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Period April 8, 2008* through April 30, 2008 (Unaudited)

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega-Cap Fund
OPERATIONS:
Net investment income (loss)	$(217)	$3,487	$2,473	$(595)
Net realized gain (loss) on investments	13,370	(8,375)	(10,754)	11,416
Net change in unrealized appreciation/ (depreciation) on investments	133,685	96,882	(13,975)	44,038
Net increase (decrease) in net assets resulting from operations	146,838	91,994	(22,256)	54,859
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,725,319	2,500,590	2,525,000	3,806,441
Value of shares repurchased	(1,231,609)	—	—	(1,278,773)
Net increase in net assets resulting from shares transactions	2,493,710	2,500,590	2,525,000	2,527,668
Increase in Net Assets	2,640,548	2,592,584	2,502,744	2,582,527
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$2,640,548	$2,592,584	$2,502,744	$2,582,527
Undistributed net investment income (loss) at end of period	$(217)	$3,487	$2,473	$(595)
CHANGES IN SHARES OUTSTANDING:
Shares sold	151,000	101,000	101,000	151,000
Shares repurchased	(50,000)	—	—	(50,000)
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	101,000	101,000	101,000	101,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

Financial Highlights

PowerShares Active AlphaQ Fund

	For the Period April 8, 2008* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment loss**	—	(a)
Net realized and unrealized gain on investments	1.14
Total from operations	1.14
Net asset value at end of period	$26.14
TOTAL RETURN***	4.56	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,641
Ratio to average net assets of:
Expenses	0.75	%†
Net investment loss	(0.15	)%†
Portfolio turnover rate ††	7%

PowerShares Active Alpha Multi-Cap Fund

	For the Period April 8, 2008* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income**	0.03
Net realized and unrealized gain on investments	0.64
Total from operations	0.67
Net asset value at end of period	$25.67
TOTAL RETURN***	2.68	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,593
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income	2.49	%†
Portfolio turnover rate ††	5%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was 6.13%.

(c)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was 4.43%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active Low Duration Fund

	For the Period April 8, 2008* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income**	0.02
Net realized and unrealized gain on investments	(0.24)
Total from operations	(0.22)
Net asset value at end of period	$24.78
TOTAL RETURN***	(0.88	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,503
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	1.80	%†
Portfolio turnover rate ††	47%

PowerShares Active Mega-Cap Fund

	For the Period April 8, 2008* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment loss**	(0.01)
Net realized and unrealized gain on investments	0.58
Total from operations	0.57
Net asset value at end of period	$25.57
TOTAL RETURN***	2.28	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,583
Ratio to average net assets of:
Expenses	0.75	%†
Net investment loss	(0.42	)%†
Portfolio turnover rate ††	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (1.08)%.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was 3.35%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period end, the Trust currently offers four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Active AlphaQ Fund	"Active AlphaQ Fund"

PowerShares Active Alpha Multi-Cap Fund	"Active Alpha Multi-Cap Fund"

PowerShares Active Low Duration Fund	"Active Low Duration Fund"

PowerShares Active Mega-Cap Fund	"Active Mega-Cap Fund"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. All of the Funds, except for the Active AlphaQ Fund and Active Alpha Multi-Cap Fund, are "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca").

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective for the Active AlphaQ Fund, Active Alpha Multi-Cap Fund and Active Mega Cap Fund is long-term capital appreciation. The Active Low Duration Fund investment objective is total return.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Funds' taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser") (formerly PowerShares Capital Management LLC). Whereby, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the Active Low Duration Fund, which declare and pay dividends monthly) declares and pays dividends in cash from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser such that the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay an annual unitary management fee. The management fee is a unitary fee by which the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active AlphaQ Fund	0.75%
Active Alpha Multi-Cap Fund	0.75%
Active Low Duration Fund	0.29%
Active Mega Cap Fund	0.75%

The Adviser has entered into an Investment Sub-Advisory Agreement with AER Advisors, Inc. ("AER") the investment Sub-Adviser for the Active AlphaQ Fund and Active Alpha Multi-Cap Fund and an Investment Sub-Advisory Agreement with Invesco Institutional (N.A.), Inc. ("Invesco Institutional") the investment Sub-Adviser for the Active Mega Cap Fund and Active Low Duration Fund. The sub-advisory fee is paid by the Adviser to the Sub-Advisers at the following annual rates:

Sub-adviser/Fund	Sub-advisory fee
AER Advisors/Active AlphaQ Fund and Active Multi-Cap Fund	20 bps of the Fund's net asset value.

Invesco Institutional/ Active Low Duration Fund and Active Mega Cap Fund	40% of the Adviser's compensation of the sub-advised assets per year.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

Distribution Agreement

The Trust has entered into a Distribution agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Federal Income Taxes

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

At April 30, 2008, cost of investments for Federal income tax purposes were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Active AlphaQ Fund	$2,497,536	$133,685	$155,202	$(21,517)
Active Alpha Multi-Cap Fund	2,482,648	96,882	123,489	(26,607)
Active Low Duration Fund	2,506,776	(13,975)	218	(14,193)
Active Mega-Cap Fund	2,510,777	44,038	81,119	(37,081)

Note 5. Investment Transactions

For the period ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active AlphaQ Fund	$206,950	$187,713
Active Alpha Multi-Cap Fund	155,733	140,299
Active Low Duration Fund	34,253	—
Active Mega Cap Fund	—	—

For the period ended April 30, 2008, the cost of securities purchased and the proceeds from sales of U.S. government securities for the Active Low Duration Fund amounted to 2,601,843 and 838,755, respectively.

For the period ended April 30, 2008, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Active AlphaQ Fund	$2,538,295	$73,365
Active Alpha Multi-Cap Fund	2,475,590	—
Active Low Duration Fund	—	—
Active Mega Cap Fund	2,660,248	160,887

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

Note 6. Trustees' Fees

The Adviser, as a result of the unitary management fee, compensates each Trustee on behalf of the Trust who is not an employee of the Adviser or its affiliates. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the impact of FAS 157 and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds' financial statements. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending October 31, 2009.

Supplemental Information

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management, LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005-April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's four Portfolios and three other exchange-traded fund trusts with 100 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's four Portfolios and three other exchange-traded fund trusts with 100 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's four Portfolios and three other exchange-traded fund trusts with 100 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (b.1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's four Portfolios and three other exchange-traded fund trusts with 100 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreements

At a meeting held on March 20, 2008, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust and the Investment Sub-Advisory Agreement between the Adviser and AER Advisors, Inc. for the PowerShares Active AlphaQ Fund and the PowerShares Active Alpha Multi-Cap Fund (each a "Fund" and together the "AER Funds") and the Investment Sub-Advisory Agreement between the Adviser and Invesco Institutional (N.A.), Inc. for the PowerShares Active Mega Cap Fund and the PowerShares Active Low Duration Fund (each a "Fund" and together the "Invesco Funds"). AER Advisors, Inc. and Invesco Institutional (N.A.), Inc. is each sometimes referred to as a "Sub-Adviser" and together as the "Sub-Advisers."

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the cost of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Funds, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs").

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time and effort that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging prospective service providers for the Funds. They noted that, unlike the other ETFs for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of indexes, and investment decisions will be the primary responsibility of the Sub-Advisers. They noted that the Adviser would be responsible for overseeing the Funds' operations and management, and implementing the investment decisions (i.e., executing all trades) of the Sub-Advisers for the AER Funds and the PowerShares Active Mega Cap Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Funds were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expected total expense ratio and proposed unitary advisory fee, as compared to information compiled from Lipper Inc., an independent source, on expense ratios of (i) large cap core index ETFs and actively-managed open-end funds for the PowerShares Active Mega Cap Fund (the "Mega Cap Fund"), (ii) large cap core, large cap growth and multi-cap core index ETFs and actively-managed open-end funds for the PowerShares Active Alpha Multi-Cap Fund (the "Multi-Cap Fund"), (iii) large cap

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

growth and multi-cap growth index ETFs and actively-managed open-end funds for the PowerShares Active AlphaQ Fund (the "AlphaQ Fund") and (iv) short U.S. Treasury index ETFs and actively-managed open-end funds for the PowerShares Active Low Duration Fund (the "Low Duration Fund"). The Adviser supplemented the information compiled from Lipper Inc. for the Low Duration Fund with expense ratio information on a newly-organized peer actively-managed ETF designed to provide current income and preserve capital and liquidity. The Trustees noted that the annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser agreed to pay all expenses of each Fund, including the fee payable to the Sub-Adviser, except that the Fund will pay brokerage expenses, taxes, interest and extraordinary expenses. The Trustees noted that, in comparison to the Lipper peer groups, the unitary advisory fee was higher than the median expense ratio for the index ETFs and, for the Mega Cap Fund, the Multi-Cap Fund and the AlphaQ Fund, was lower than the median expense ratio for the combined peer group of index ETFs and actively-managed open-end funds, and for the Low Duration Fund, was approximately at the median expense ratio for the combined peer group of index ETFs and actively-managed open-end funds. The Board noted that the Adviser represented that the advisory fee for each Fund was in the range of advisory fees for newer ETFs within each Fund's respective peer group. The Board concluded that the unitary advisory fee and expected total expense ratio of each Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Funds appeared to be reasonable in comparison with the costs of providing investment advisory services to the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders, and noted the Adviser's statement that any economies of scale to be realized in connection with the launch of four actively managed ETFs would be de minimis. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for each Fund. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements, except that its affiliate, Invesco Institutional (N.A.), Inc., receives research from broker-dealers that may affect fixed-income securities transactions for the Low Duration Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

Investment Sub-Advisory Agreements

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Investment Sub-Advisory Agreement (each a "Sub-Advisory Agreement") for each Fund at a meeting held on March 20, 2008. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreements, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-Adviser, investment approach of each Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Trustees also considered the track record of each Sub-Adviser.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by each Sub-Adviser were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under each Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee to be paid to Invesco Institutional (N.A.), Inc., an affiliate of the Adviser, is the same fee charged by the Sub-Adviser for sub-advisory services for other affiliated and non-affiliated investment companies, and is calculated as a percentage of the advisory fee. The Trustees noted that, when this fee is converted to a percentage of assets under management, it is lower than the lower quartile of advisory fees from the Mercer Investment Consulting 2006 Fee Survey for both the Mega Cap Fund and the Low Duration Fund when compared to the U.S. Equity-Large Cap Core/All Cap (Segregated) and U.S. Fixed-Short Duration (Segregated) samples, respectively, according to data provided by Invesco Institutional (N.A.), Inc. The Trustees noted that AER Advisors, Inc., does not manage any other investment company assets so they could not compare the fee charged for the AlphaQ Fund and the Multi-Cap Fund to what the Sub-Adviser charges to other funds, and noted that the Adviser represented that the sub-advisory fees charged by AER Advisors, Inc., are reasonable in the context of the services the Sub-Adviser will perform.

The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed information provided by each Sub-Adviser as to its financial condition and considered a separate agreement by the Adviser with AER Advisors, Inc. in which the Adviser agreed to compensate the Sub-Adviser for being added to AER Advisors, Inc.'s exemptive application. The Trustees noted that the Sub-Advisers did not provide an estimate of their profitability in connection with the management of each Fund, but noted that they had considered the Adviser's estimated profitability and concluded that it appeared to be reasonable in comparison with the costs of providing advisory services to the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Fund, the Trustees considered whether there will be economies of scale with respect to the overall fee structure of each Fund and whether the Funds will benefit from economies of scale. The Trustees considered whether the sub-advisory fee rate for each Fund

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

is reasonable in relation to the projected asset size of each Fund, and concluded that the flat sub-advisory fees were reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationship with the Funds, apart from the research received by Invesco Institutional (N.A.), Inc., from broker-dealers that may affect fixed-income securities transactions for the Low Duration Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund. No single factor was determined in the Board's analysis.

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Actively Managed Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-10

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Items 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	July 3, 2008

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Chief Financial Officer

Date:	July 3, 2008